Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Abstract]:
Long-Term Debt [Text Block]

11. Long-Term Debt:
The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			2012	2013
1.	Credit Facility		767,164	675,774
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	109,500	100,500
	2.	Mas Shipping Co.	54,750	47,000
	3.	Montes Shipping Co. and Kelsen Shipping Co.	102,000	90,000
	4.	Marathos Shipping Inc.	-	-
	5.	Capetanissa Maritime Corporation	60,000	55,000
	6.	Rena Maritime Corporation	57,500	52,500
	7.	Bullow Investments Inc.	-	-
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co.	-	-
	9.	Costamare Inc.	103,986	90,100
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	32,199	146,295
	11.	Costamare Inc.	53,480	129,243
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	61,120	224,107
	13.	Raymond Shipping Co. and Terance Shipping Co.	45,840	148,707
	14.	Costamare Inc.	114,350	108,350
			794,725	1,191,802
		Total	1,561,889	1,867,576
		Less-current portion	(162,169)	(206,717)
		Long-term portion	1,399,720	1,660,859

1. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay the then existing indebtedness. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company's option) LIBOR plus margin. Following the sale of MSC Antwerp (ex. Sophia Britannia) (Note 7) the Company, on September 30, 2013, repaid $1,500 of the Facility.
The outstanding balance of the Facility as of December 31, 2013, is repayable in 18 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $271,260 payable together with the last installment. The quarterly installments were calculated using a formula specified in the agreement, following the amalgamation of the Facility's compounds on June 30, 2011, as documented in the third supplemental agreement to the Facility that the Company entered into on September 6, 2011.
On December 17, 2012, the Company entered into a fourth supplemental agreement which released two of the Company's subsidiaries guarantors and the mortgages over their vessels and replaced them with mortgages over two other vessels. On May 28, 2013, the Company entered into a fifth supplemental agreement under which the bank agreed to the change of flags of five of the Company's vessels and to the transfer of the technical management of two of the Company's vessels to V.Ships Greece. On August 30, 2013, the Company entered into a sixth supplemental agreement which released one of the Company's subsidiary guarantor and the mortgage over its vessel and replaced it with mortgages over two other vessels.
The Facility, as of December 31, 2013, was secured with, among others, first priority mortgages over 18 of the Company's vessels, first priority assignment of vessels' insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 18 ship-owning companies.
The Facility and certain of the term loans described under Note 11.2 below include among others, financial covenants requiring (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to exceed 0.75 to 1.00; (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not to be less than 2.50 to 1.00, (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, to exceed $500,000 and (v) the ratio of net funded debt to total net assets ratio not to exceed 80% on a charter inclusive valuation basis. The Company's other term loans described under Note 11.2 below also contain financial covenants that are either equal to or less stringent than the foregoing financial covenants.
2. Term loans:
1. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Sealand New York and Sealand Washington. As at December 31, 2013, the outstanding balance of the loan of $100,500 is repayable in 9 equal semi-annual installments of $4,500, each from May 2014 to May 2018 and a balloon payment of $60,000 payable together with the last installment.
2. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at December 31, 2013, the outstanding balance of the loan of $47,000 is repayable in 9 variable semi-annual installments from February 2014 to February 2018 and a balloon payment of $10,000 payable together with the last installment.
3. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. As at December 31, 2013, the outstanding balance of the loan of $90,000 is repayable in 8 equal semi-annual installments of $6,000 each from June 2014 to December 2017 and a balloon payment of $42,000 payable together with the last installment.
4. In June 2006, Marathos Shipping Inc. entered into a loan agreement with a bank for an amount of up to $24,800, in order to partly finance the acquisition cost of the vessel MSC Mandraki (ex. Maersk Mandraki). The loan was fully repaid on November 16, 2012.
5. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at December 31, 2013, the outstanding balance of the loan of $55,000 is repayable in 10 equal semi-annual installments of $2,500 each from February 2014 to August 2018 and a balloon payment of $30,000 payable together with the last installment.
6. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at December 31, 2013, the outstanding balance of the loan of $52,500 is repayable in 9 equal semi-annual installments of $2,500 each from February 2014 to February 2018 and a balloon payment of $30,000 payable together with the last installment.
7. In February 2005, Bullow Investments Inc. entered into a loan agreement with a bank for an amount of up to $31,000 in order to partly finance the acquisition cost of the vessel MSC Mykonos (ex. Maersk Mykonos). The loan was fully repaid on November 16, 2012.
8. In December 2009, Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co. entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Gather, Garden, Genius I and Gifted. Following the sale of Garden in December 2011, the Company repaid the amount of $2,921 and following the sale of Gather (Note 7) in March 2012, the Company repaid the amount of $3,479. In May 2012 the Company repaid the remaining balance of the loan, amounting to $6,958, following the sale of Gifted and Genius I (Note 7).
9. On November 19, 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which was available for drawing for a period up to 18 months. As of December 31, 2013, the Company has drawn the amount of $38,500 (tranche a), the amount of $42,000 (tranche b), the amount of $21,000 (tranche c), the amount of $7,470 (tranche d) and the amount of $7,470 (tranche e) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos, MSC Methoni, MSC Ulsan, Koroni and Kyparissia, respectively. As at December 31, 2013, the outstanding balance of the tranche (a) of the loan of $29,837.5 is repayable in 23 equal quarterly installments of $962.5 from February 2014 to August 2019 and a balloon payment of $7,700 payable together with the last installment. As at December 31, 2013, the outstanding balance of the tranche (b) of the loan of $33,600 is repayable in 24 equal quarterly installments of $1,050 from January 2014 to October 2019 and a balloon payment of $8,400 payable together with the last installment. As at December 31, 2013, the outstanding balance of the tranche (c) of the loan of $17,325 is repayable in 25 equal quarterly installments of $525 from February 2014 to February 2020 and a balloon payment of $4,200 payable together with the last installment. As at December 31, 2013, the outstanding balance of the tranche (d) of the loan of $4,668.8 is repayable in 6 equal quarterly installments of $466.9 from February 2014 to May 2015 and a balloon payment of $1,867.4 payable together with the last installment. As at December 31, 2013, the outstanding balance of the tranche (e) of the loan of $4,668.8 is repayable in 6 equal quarterly installments of $466.9 from February 2014 to May 2015 and a balloon payment of $1,867.4 payable together with the last installment.
10. On January 14, 2011, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $203,343 to finance part of the acquisition and construction cost of Hulls H1068A, H1069A and H1070A (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in forty consecutive quarterly installments, the first thirty-nine (1-39) in the amount of $1,412 per tranche each, and a final (fortieth) installment of $12,713 per tranche. As of December 31, 2013, the Company has drawn the amount of $48,765 (tranche (a) - H1068A) (Note 21), $48,765 (tranche (b) - H1069A) and $48,765 (tranche (c) - H1070A), in order to partly refinance the second installment and fully finance the third and fourth pre-delivery installment of hulls H1068A, H1069A and H1070A.
11. On April 7, 2011, Costamare, as borrower, concluded a credit facility with a bank, for an amount up to the lesser of $140,000 and 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of Hulls S4010 and S4011 (Note 6). In April 2011, the Company drew down the amount of $26,740 in order to partly refinance the first pre-delivery installment of Hulls S4010 and S4011. During the year ended December 31, 2012, the Company drew down the amount of $26,740, in aggregate, in order to partly finance the second and third pre-delivery installments of Hulls S4010 and S4011. Furthermore, during the year ended December 31, 2013, the Company drew down in aggregate the amount of $80,220, in order to partly finance the final installments of Hulls S4010 (MSC Athens), which was delivered to the Company on March 14, 2013 and S4011 (MSC Athos), which was delivered to the Company on April 8, 2013. As at December 31, 2013, the outstanding balance of the loan of $129,243 is repayable in 15 equal semi-annual installments of $4,456.7 from January 2014 until January 2021 and a balloon payment of $62,392.5 payable together with the last installment.
12. On August 16, 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of Hulls S4020, S4022 and S4024 (Note 6). The drawdown of the facility will be made in three tranches, one for each Hull. On August 26, 2011, the Company drew down an amount of $22,920 in order to partly refinance the first pre-delivery installment of Hulls S4020, S4022 and S4024. During the year ended December 31, 2012, the Company drew down in aggregate the amount of $38,200 in order to partly finance the second and the third pre-delivery installments of Hulls S4020, S4022 and S4024. Furthermore, during the year ended December 31, 2013, the Company drew down in aggregate the amount of $168,080 in order to partly finance the third pre-delivery and the delivery final installments of Hulls S4020 (Valor), S4022 (Valiant) and S4024 (Vantage), which were delivered to the Company on June 3, 2013, August 5, 2013 and November 8, 2013, respectively. As at December 31, 2013, the outstanding balance of the tranche (a) of $73,853.2 relating to Hull S4020 (Valor), is repayable in 26 equal quarterly installments of $1,273.4 from January 2014 to April 2020 and a balloon payment of $40,744.8 payable together with the last installment.  As at December 31, 2013, the outstanding balance of the tranche (b) of $73,853.3 relating to Hull S4022 (Valiant), is repayable in 26 equal quarterly installments of $1,273.4 from March 2014 to June 2020 and a balloon payment of $40,744.9 payable together with the last installment. As at December 31, 2013, the outstanding balance of the tranche (c) of $76,400 relating to Hull S4024 (Vantage) is repayable in 28 equal quarterly installments of $1,273.4 and a balloon payment payable together with the last installment of $40,744.8 from February 2014 to November 2020.
13. On October 12, 2011, Raymond Shipping Co. and Terance Shipping Co. wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 to finance part of the construction and acquisition cost of Hulls S4021 and S4023 (Note 6). On October 25, 2011, the Company drew down an amount of $15,280 in order to partly refinance the first pre-delivery installment of Hulls S4021 and S4023. During the year ended December 31, 2012, the Company drew down in aggregate the amount of $30,560 in order to partly finance the second and third pre-delivery installments of Hulls S4021 and S4023. Furthermore, during the year ended December 31, 2013 the Company drew down in the aggregate the amount $106,960 in order to partly finance the final installments of Hulls S4021 (Value) and S4023 (Valence), which vessels were delivered to the Company on June 25, 2013, and September 2, 2013, respectively. As at December 31, 2013, the outstanding balance of the tranche (a) of $73,671.4 relating to Hull S4021 (Value), is repayable in 26 equal quarterly installments of $1,364.3 from March 2014 to June 2020 and a balloon payment of $38,199.6 payable together with the last installment. As at December 31, 2013, the tranche (b) of the loan of $75,035.7 relating to Hull S4023 (Valence) and is repayable in 27 equal quarterly installments of $1,364.3 from February 2014 to August 2020 and a balloon payment of $38,199.6 payable together with the last installment.
14. On October 6, 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, in order to partly finance the aggregate market value of eleven vessels in its fleet. In March 2012, the Company drew the amount of $113,700. Furthermore, on June 29, 2012, the Company entered into a supplemental agreement for a further amount of $11,300 to finance the acquisition of the vessel Stadt Luebeck which was drawn down in August 2012 upon the delivery of the vessel. As at December 31, 2013, the outstanding balance of $108,350 is repayable in 20 quarterly variable consecutive installments from March 2014 to December 2018 and a balloon payment of $47,850 payable together with the last installment.
The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and, (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 100% to 125% and restrictions in dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
The annual principal payments required to be made after December 31, 2013, are as follows:

Year ending December 31,	Amount
2014	206,717
2015	211,445
2016	201,343
2017	243,343
2018	582,390
2019 and thereafter	422,338
1,867,576

The interest rates of Costamare's long-term debt at December 31, 2011, 2012 and 2013, were in the range of 1.21%-6.75%, 2.71%-6.75% and 1.25%-6.75%, respectively. The weighted average interest rate as at December 31, 2011, 2012 and 2013, was 4.8%, 4.4% and 4.3%, respectively.

Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 16) for 2011, 2012 and 2013, amounted to $73,597, $76,831 and $81,471, respectively and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amount incurred in 2011, $5,525 was capitalized and is included (a) in Advances for vessel acquisitions ($2,773) and (b) in the statement of comprehensive income / (loss) ($2,752), representing net settlements on interest rate swaps qualifying for cash flow hedge. Of the above amount incurred in 2012, $8,476 was capitalized and is included (a) in Advances for vessel acquisitions ($5,280) in the accompanying 2012 consolidated balance sheet and (b) in the statement of comprehensive income/ (loss) ($3,196), representing net settlements on interest rate swaps qualifying for cash flow hedge. Of the above amount incurred in 2013, $11,098 was capitalized and is included (a) in Advances for vessel acquisitions ($7,845) in the accompanying 2013 consolidated balance sheet and (b) in the statement of comprehensive income / (loss) ($3,253), representing net settlements on interest rate swaps qualifying for cash flow hedge.